6. Bonds and Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities available for sale	R$ 212,491	R$ 203,066	R$ 161,177
Securities held for trading	7,172	128,679	224,454
Bonds and securities	219,663	331,745	385,631
Bonds and securities, current	1,341	136,649	294,514
Bonds and securities, noncurrent	R$ 218,322	195,096	91,117
Quotas in Funds
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities available for sale index	CDI
Securities held for trading index	98.1% of CDI
Securities available for sale	R$ 107,560	94,268	64,473
Securities held for trading	R$ 7,172	8,676	100,282
Bank Deposit Certificates - CDB
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities available for sale index	95.0% to 101% of CDI
Securities available for sale	R$ 57,192	50,811	45,996
Committed Operation
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities available for sale index	96.5% to 100% of CDI
Securities held for trading index	Fixed rate
Securities available for sale	R$ 47,052	56,512	48,085
Securities held for trading	R$ 0	58,930	88,594
Financial Treasury Bonds - LFT
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities available for sale index	Selic
Securities available for sale	R$ 687	1,475	2,623
Financial Notes
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	105.38% of CDI
Securities held for trading	R$ 0	51,384	26,025
Time Deposits with Special Guarantee from the Credit Guarantee Fund (FGC) - DPGE
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	106.25% of CDI
Securities held for trading	R$ 0	4,785	4,515
National Treasury Bonds - LTN
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	Selic
Securities held for trading	R$ 0	3,378	2,563
Housing credit
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	-
Securities held for trading	R$ 0	1,390	2,316
Debentures
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	105.11% of CDI
Securities held for trading	R$ 0	129	157
Treasury
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Securities held for trading index	-
Securities held for trading	R$ 0	R$ 7	R$ 2